INTANGIBLE ASSETS, NET - Estimated amortization expense relating to existing intangible assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Estimated amortization expense relating to existing intangible assets
2019				$ 2,943	¥ 20,234
2020				2,047	14,076
2021				1,265	8,699
2022				909	6,249
2023				908	6,245
Estimated amortization expense in the next five years				$ 8,072	¥ 55,503
Impairment losses on intangible assets	¥ 0	¥ 0	¥ 0